12. FINANCIAL INSTRUMENTS (Details 12) - 12 months ended Dec. 31, 2019 - Foreign Exchange Risk [Member] € in Thousands, $ in Thousands	USD ($)	EUR (€)	EUR (€)
UNITED STATES | Swap CDI x Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 67,000
Risk	Dollar	Dollar
UNITED STATES | Currency Position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ (3,713,598)
Risk	Dollar	Dollar
UNITED STATES | Consolidated exchange position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ (1,115,885)
Risk	Dollar	Dollar
UNITED STATES | Dollar-to-Euro Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 12,875
Risk	Dollar	Dollar
UNITED STATES | Probable Scenario [Member] | Swap CDI x Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	$ 31,081
UNITED STATES | Probable Scenario [Member] | Currency Position [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	(1,722,738)
UNITED STATES | Probable Scenario [Member] | Consolidated exchange position [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	(517,659)
UNITED STATES | Probable Scenario [Member] | Dollar-to-Euro Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	(2,463)
UNITED STATES | Scenario 1 [Member] | Swap CDI x Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	67,514
UNITED STATES | Scenario 1 [Member] | Currency Position [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	(3,742,100)
UNITED STATES | Scenario 1 [Member] | Consolidated exchange position [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	(1,124,450)
UNITED STATES | Scenario 1 [Member] | Dollar-to-Euro Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	9,021
UNITED STATES | Scenario 2 [Member] | Swap CDI x Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	135,028
UNITED STATES | Scenario 2 [Member] | Currency Position [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	(7,484,200)
UNITED STATES | Scenario 2 [Member] | Consolidated exchange position [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	(2,248,900)
UNITED STATES | Scenario 2 [Member] | Dollar-to-Euro Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	$ 15,944
Euro Member Countries, Euro | Currency Position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €			€ (17,915)
Risk	Euro	Euro
Euro Member Countries, Euro | Consolidated exchange position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €			6,085
Euro Member Countries, Euro | Probable Scenario [Member] | Currency Position [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss | €		€ (1,637)
Euro Member Countries, Euro | Probable Scenario [Member] | Consolidated exchange position [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss | €		557
Euro Member Countries, Euro | Scenario 1 [Member] | Currency Position [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss | €		(20,291)
Euro Member Countries, Euro | Scenario 1 [Member] | Consolidated exchange position [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss | €		6,892
Euro Member Countries, Euro | Scenario 2 [Member] | Currency Position [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss | €		(40,582)
Euro Member Countries, Euro | Scenario 2 [Member] | Consolidated exchange position [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss | €		€ 13,784
Cash flow hedges [member] | UNITED STATES
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 2,530,713
Risk	Dollar	Dollar
Cash flow hedges [member] | UNITED STATES | Probable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	$ 1,173,998
Cash flow hedges [member] | UNITED STATES | Scenario 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	2,550,136
Cash flow hedges [member] | UNITED STATES | Scenario 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss	$ 5,100,272
Hedges of Net Investment in Foreign Operations [Member] | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Notional amount | €			€ 24,000
Risk	Euro	Euro
Hedges of Net Investment in Foreign Operations [Member] | Euro Member Countries, Euro | Consolidated exchange position [Member]
Disclosure of detailed information about financial instruments [line items]
Risk	Euro	Euro
Hedges of Net Investment in Foreign Operations [Member] | Euro Member Countries, Euro | Probable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss | €		€ 11,359
Hedges of Net Investment in Foreign Operations [Member] | Euro Member Countries, Euro | Scenario 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss | €		27,183
Hedges of Net Investment in Foreign Operations [Member] | Euro Member Countries, Euro | Scenario 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Impact on profit or loss | €		€ 54,366